Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,250,000
Previously Paid Amount	0.00
Total Fee Amount	586.92
Total Offset Amount	0.00
Net Fee	586.92
Narrative - Max Aggregate Offering Price	$ 4,250,000
Final Prospectus	true